Trading derivatives (assets and liabilities) and Short positions (Tables)	12 Months Ended
Dec. 31, 2017
Trading derivatives
Financial instruments
Schedule of financial instruments

	12/31/2016		12/31/2017
	Debit	Credit	Debit	Credit
	Balance	Balance	Balance	Balance

Interest rate risk	64,589	65,719	58,895	61,027
Currency risk	134,430	139,461	105,424	109,813
Market price risk	888	510	942	442
	199,907	205,690	165,261	171,282

Short positions
Financial instruments
Schedule of financial instruments

	12/31/2016	12/31/2017

Securities loans:
Debt instruments	20,246	21,050
Equity instruments	129	82
	20,375	21,132
Short sales:
Debt instruments (*)	40,763	47,311
	61,138	68,443